Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Bitcoin Daily Target ETF
Class Name	T-REX 2X Long Bitcoin Daily Target ETF
Trading Symbol	BTCL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Bitcoin Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcl/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Bitcoin Daily Target ETF	$32	0.95%[1]

¹ Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 19,802,827
Holdings Count	3
Advisory Fees Paid, Amount	$ 146,826
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$19,802,827
Number of Holdings	3
Total Net Advisory Fee	$146,826
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	101.11%
Money Market Fund	10.20%
Liabilities in Excess of Other Assets	-1.43%
Derivatives	-9.88%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse Bitcoin Daily Target ETF
Class Name	T-REX 2X Inverse Bitcoin Daily Target ETF
Trading Symbol	BTCZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Inverse Bitcoin Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcz/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Bitcoin Daily Target ETF	$66	1.04%[1,2]

¹ Ratio of expenses, excluding tax expense, would have been 0.95%.

[2] Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.04%	[2],[3]
Net Assets	$ 28,573,648
Holdings Count	2
Advisory Fees Paid, Amount	$ 101,930
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$28,573,648
Number of Holdings	2
Total Net Advisory Fee	$101,930
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: -200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	90.92%
Money Market Fund	10.09%
Derivatives	3.27%
Liabilities in Excess of Other Assets	-4.28%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: -200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-Rex 2X Long Ether Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Ether Daily Target ETF
Class Name	T-REX 2X Long Ether Daily Target ETF
Trading Symbol	ETU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Ether Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/etu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/etu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Ether Daily Target ETF	$28	0.95%[1]

¹ Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.95%	[4]
Net Assets	$ 6,790,418
Holdings Count	2
Advisory Fees Paid, Amount	$ 63,790
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$6,790,418
Number of Holdings	2
Total Net Advisory Fee	$63,790
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	90.42%
Money Market Fund	9.87%
Derivatives	-0.07%
Liabilities in Excess of Other Assets	-0.22%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Annualized.
[2]	Annualized.
[3]	Ratio of expenses, excluding tax expense, would have been 0.95%.
[4]	Annualized.